Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
Currently payable:
Federal	$ 4,811	$ (561)	$ 2,116
State	252	185	219
Foreign	2,164	1,895	1,200
Total current income tax expense	7,227	1,519	3,535
Deferred tax provision	1,447	3,847	54
Total tax provision	$ 8,674	$ 5,366	$ 3,589